Right of use assets and related lease liabilities - Narrative (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($) tanker vessel	May 31, 2023 USD ($) vessel	Jun. 30, 2023 USD ($) tanker vessel	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities, classified as financing activities			$ 250,626	$ 52,568
Right of use assets for vessels	$ 348,797		348,797		$ 689,826
Income from subleasing right-of-use assets			99,000	$ 98,900
Minimum lease payments	276,401		276,401
Vessels
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets for vessels	345,046		345,046		683,181
Vessels | STI Magnetic, STI Marshall and STI Lavender
Disclosure of quantitative information about right-of-use assets [line items]
Number of vessels acquired | vessel		3
Payments of lease liabilities, classified as financing activities		$ 79,000
Vessels | STI Magic, STI Mystery, STI Marvel, STI Magister, STI Mythic and STI Lobelia
Disclosure of quantitative information about right-of-use assets [line items]
Number of vessels acquired | vessel		6
Payments of lease liabilities, classified as financing activities	148,700
Vessels | Nine Vessels
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets for vessels	326,800		326,800
Drydock
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets for vessels	3,751		3,751		$ 6,645
Drydock | Nine Vessels
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets for vessels	$ 1,800		$ 1,800
IFRS 16 - Leases - $670.0 Million | Lease option to purchase, option exercised
Disclosure of quantitative information about right-of-use assets [line items]
Number of vessels | tanker	15		15
Increase (decrease) in net investment in finance lease			$ 3,600
Bareboat charger agreements fixed rate
Disclosure of quantitative information about right-of-use assets [line items]
Number of vessels | vessel	3		3
Bareboat charter agreements variable rate
Disclosure of quantitative information about right-of-use assets [line items]
Number of vessels | vessel	18		18